Intangible Assets (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Balance, beginning of period			$ 766	$ 766
Acquisitions			5
Loss on impairment			(262)
Balance, end of period			509	766
U.S. Cellular
Goodwill
Balance, beginning of period			227	227
Other				0
Acquisitions			0
Loss on impairment		$ (227)	(227)	0
Balance, end of period			0	227
TDS Telecom Wireline
Goodwill
Balance, beginning of period			409	409
Acquisitions			0
Loss on impairment			0	0
Balance, end of period			409	409
TDS Telecom Cable
Goodwill
Balance, beginning of period			95	95
Other				0
Acquisitions	[1]		5
Loss on impairment			0	0
Balance, end of period			100	95
TDS Telecom HMS
Goodwill
Balance, beginning of period			35	35
Other				0
Acquisitions			0
Loss on impairment		$ (35)	(35)	0
Balance, end of period			0	35
Licenses
Licenses
Balance, beginning of period			1,895	1,844
Acquisitions			331	53
Transferred to Assets held for sale			(10)	(8)
Divestitures				(1)
Exchanges - Licenses received			25	25
Exchanges - Licenses surrendered			(9)	(18)
Balance, end of period			2,232	1,895
Licenses | U.S. Cellular
Licenses
Balance, beginning of period			1,890	1,838
Acquisitions			331	53
Transferred to Assets held for sale			(10)	(8)
Exchanges - Licenses received			25	25
Exchanges - Licenses surrendered			(9)	(18)
Balance, end of period			2,227	1,890
Licenses | TDS Telecom Wireline
Licenses
Balance, beginning of period			2	3
Acquisitions			0	0
Transferred to Assets held for sale			0
Divestitures				(1)
Exchanges - Licenses received			0	0
Exchanges - Licenses surrendered			0	0
Balance, end of period			2	2
Licenses | TDS Telecom Cable
Licenses
Balance, beginning of period			3	3
Acquisitions			0	0
Transferred to Assets held for sale			0	0
Divestitures				0
Exchanges - Licenses received			0	0
Exchanges - Licenses surrendered			0	0
Balance, end of period			3	$ 3
Franchise rights | TDS Telecom Cable
Licenses
Acquisitions			$ 11

[1]	The entire amount of Goodwill acquired in 2017 was amortizable for income tax purposes.